Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS III
Entity Central Index Key	0001329954
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000107855 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class A
Trading Symbol	JSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class A/JSGAX)	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Fund (Class A/JSGAX) returned 5.66% (excluding sales charges) for the year ended March 31, 2025. U.S. equities rose during the 12-month period, driven by high-growth, high-momentum artificial intelligence and technology stocks. Early in 2025, positive investor sentiment about domestic equities after the U.S. election reversed, reflecting concerns about the potential imposition of high tariffs, rising geopolitical tension, the potential for higher inflation, and reduced optimism about the prospects for stocks with business tied to AI.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by consumer electronics company Apple, Inc. and AI-chip developer NVIDIA Corp.
Communication services | In the communication services sector, which added to the fund’s absolute return, video-streaming service Netflix, Inc. was a standout, as the company added record new subscribers.
Financials | Within the financials sector, the fund’s top contributor on an absolute basis was Tradeweb Markets, Inc., a financial technology company.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, a clinical research organization, and managed-care company Molina Healthcare, Inc. meaningfully detracted in absolute terms.
Industrials | The industrials sector hampered results on an absolute basis, most notably due to the fund’s position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Microsoft Corp. | Exposure to Microsoft Corp. weighed on the fund’s absolute performance, as the software maker’s shares fell sharply in late January on disappointing revenue.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class A/JSGAX)	0.37%	16.75%	12.83%
U.S. Growth Fund (Class A/JSGAX)—excluding sales charge	5.66%	17.95%	13.41%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,541,865,659
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 8,424,334
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,541,865,659
Total number of portfolio holdings	41
Total advisory fees paid (net)	$8,424,334
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

Sector Composition
Information technology	38.3%
Communication services	14.6%
Consumer discretionary	14.5%
Financials	11.6%
Health care	8.9%
Consumer staples	4.2%
Energy	2.3%
Real estate	2.0%
Industrials	1.8%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

C000145658 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class C
Trading Symbol	JSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class C/JSGCX)	$175	1.71%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Fund (Class C/JSGCX) returned 4.86% (excluding sales charges) for the year ended March 31, 2025. U.S. equities rose during the 12-month period, driven by high-growth, high-momentum artificial intelligence and technology stocks. Early in 2025, positive investor sentiment about domestic equities after the U.S. election reversed, reflecting concerns about the potential imposition of high tariffs, rising geopolitical tension, the potential for higher inflation, and reduced optimism about the prospects for stocks with business tied to AI.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by consumer electronics company Apple, Inc. and AI-chip developer NVIDIA Corp.
Communication services | In the communication services sector, which added to the fund’s absolute return, video-streaming service Netflix, Inc. was a standout, as the company added record new subscribers.
Financials | Within the financials sector, the fund’s top contributor on an absolute basis was Tradeweb Markets, Inc., a financial technology company.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, a clinical research organization, and managed-care company Molina Healthcare, Inc. meaningfully detracted in absolute terms.
Industrials | The industrials sector hampered results on an absolute basis, most notably due to the fund’s position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Microsoft Corp. | Exposure to Microsoft Corp. weighed on the fund’s absolute performance, as the software maker’s shares fell sharply in late January on disappointing revenue.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class C/JSGCX)	3.91%	17.07%	12.57%
U.S. Growth Fund (Class C/JSGCX)—excluding sales charge	4.86%	17.07%	12.57%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,541,865,659
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 8,424,334
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,541,865,659
Total number of portfolio holdings	41
Total advisory fees paid (net)	$8,424,334
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

Sector Composition
Information technology	38.3%
Communication services	14.6%
Consumer discretionary	14.5%
Financials	11.6%
Health care	8.9%
Consumer staples	4.2%
Energy	2.3%
Real estate	2.0%
Industrials	1.8%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

C000107856 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class I
Trading Symbol	JSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class I/JSGIX)	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Fund (Class I/JSGIX) returned 5.93% for the year ended March 31, 2025. U.S. equities rose during the 12-month period, driven by high-growth, high-momentum artificial intelligence and technology stocks. Early in 2025, positive investor sentiment about domestic equities after the U.S. election reversed, reflecting concerns about the potential imposition of high tariffs, rising geopolitical tension, the potential for higher inflation, and reduced optimism about the prospects for stocks with business tied to AI.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by consumer electronics company Apple, Inc. and AI-chip developer NVIDIA Corp.
Communication services | In the communication services sector, which added to the fund’s absolute return, video-streaming service Netflix, Inc. was a standout, as the company added record new subscribers.
Financials | Within the financials sector, the fund’s top contributor on an absolute basis was Tradeweb Markets, Inc., a financial technology company.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, a clinical research organization, and managed-care company Molina Healthcare, Inc. meaningfully detracted in absolute terms.
Industrials | The industrials sector hampered results on an absolute basis, most notably due to the fund’s position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Microsoft Corp. | Exposure to Microsoft Corp. weighed on the fund’s absolute performance, as the software maker’s shares fell sharply in late January on disappointing revenue.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class I/JSGIX)	5.93%	18.25%	13.70%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,541,865,659
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 8,424,334
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,541,865,659
Total number of portfolio holdings	41
Total advisory fees paid (net)	$8,424,334
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

Sector Composition
Information technology	38.3%
Communication services	14.6%
Consumer discretionary	14.5%
Financials	11.6%
Health care	8.9%
Consumer staples	4.2%
Energy	2.3%
Real estate	2.0%
Industrials	1.8%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

C000107857 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class NAV)	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Fund (Class NAV) returned 6.04% for the year ended March 31, 2025. U.S. equities rose during the 12-month period, driven by high-growth, high-momentum artificial intelligence and technology stocks. Early in 2025, positive investor sentiment about domestic equities after the U.S. election reversed, reflecting concerns about the potential imposition of high tariffs, rising geopolitical tension, the potential for higher inflation, and reduced optimism about the prospects for stocks with business tied to AI.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by consumer electronics company Apple, Inc. and AI-chip developer NVIDIA Corp.
Communication services | In the communication services sector, which added to the fund’s absolute return, video-streaming service Netflix, Inc. was a standout, as the company added record new subscribers.
Financials | Within the financials sector, the fund’s top contributor on an absolute basis was Tradeweb Markets, Inc., a financial technology company.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, a clinical research organization, and managed-care company Molina Healthcare, Inc. meaningfully detracted in absolute terms.
Industrials | The industrials sector hampered results on an absolute basis, most notably due to the fund’s position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Microsoft Corp. | Exposure to Microsoft Corp. weighed on the fund’s absolute performance, as the software maker’s shares fell sharply in late January on disappointing revenue.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class NAV)	6.04%	18.38%	13.83%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,541,865,659
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 8,424,334
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,541,865,659
Total number of portfolio holdings	41
Total advisory fees paid (net)	$8,424,334
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

Sector Composition
Information technology	38.3%
Communication services	14.6%
Consumer discretionary	14.5%
Financials	11.6%
Health care	8.9%
Consumer staples	4.2%
Energy	2.3%
Real estate	2.0%
Industrials	1.8%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

C000153994 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class R2
Trading Symbol	JSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R2/JSGRX)	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Fund (Class R2/JSGRX) returned 5.50% for the year ended March 31, 2025. U.S. equities rose during the 12-month period, driven by high-growth, high-momentum artificial intelligence and technology stocks. Early in 2025, positive investor sentiment about domestic equities after the U.S. election reversed, reflecting concerns about the potential imposition of high tariffs, rising geopolitical tension, the potential for higher inflation, and reduced optimism about the prospects for stocks with business tied to AI.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by consumer electronics company Apple, Inc. and AI-chip developer NVIDIA Corp.
Communication services | In the communication services sector, which added to the fund’s absolute return, video-streaming service Netflix, Inc. was a standout, as the company added record new subscribers.
Financials | Within the financials sector, the fund’s top contributor on an absolute basis was Tradeweb Markets, Inc., a financial technology company.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, a clinical research organization, and managed-care company Molina Healthcare, Inc. meaningfully detracted in absolute terms.
Industrials | The industrials sector hampered results on an absolute basis, most notably due to the fund’s position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Microsoft Corp. | Exposure to Microsoft Corp. weighed on the fund’s absolute performance, as the software maker’s shares fell sharply in late January on disappointing revenue.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class R2/JSGRX)	5.50%	17.79%	13.26%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,541,865,659
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 8,424,334
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,541,865,659
Total number of portfolio holdings	41
Total advisory fees paid (net)	$8,424,334
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

Sector Composition
Information technology	38.3%
Communication services	14.6%
Consumer discretionary	14.5%
Financials	11.6%
Health care	8.9%
Consumer staples	4.2%
Energy	2.3%
Real estate	2.0%
Industrials	1.8%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

C000153995 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class R4
Trading Symbol	JHSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R4/JHSGX)	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Fund (Class R4/JHSGX) returned 5.77% for the year ended March 31, 2025. U.S. equities rose during the 12-month period, driven by high-growth, high-momentum artificial intelligence and technology stocks. Early in 2025, positive investor sentiment about domestic equities after the U.S. election reversed, reflecting concerns about the potential imposition of high tariffs, rising geopolitical tension, the potential for higher inflation, and reduced optimism about the prospects for stocks with business tied to AI.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by consumer electronics company Apple, Inc. and AI-chip developer NVIDIA Corp.
Communication services | In the communication services sector, which added to the fund’s absolute return, video-streaming service Netflix, Inc. was a standout, as the company added record new subscribers.
Financials | Within the financials sector, the fund’s top contributor on an absolute basis was Tradeweb Markets, Inc., a financial technology company.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, a clinical research organization, and managed-care company Molina Healthcare, Inc. meaningfully detracted in absolute terms.
Industrials | The industrials sector hampered results on an absolute basis, most notably due to the fund’s position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Microsoft Corp. | Exposure to Microsoft Corp. weighed on the fund’s absolute performance, as the software maker’s shares fell sharply in late January on disappointing revenue.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class R4/JHSGX)	5.77%	18.13%	13.56%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,541,865,659
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 8,424,334
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,541,865,659
Total number of portfolio holdings	41
Total advisory fees paid (net)	$8,424,334
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

Sector Composition
Information technology	38.3%
Communication services	14.6%
Consumer discretionary	14.5%
Financials	11.6%
Health care	8.9%
Consumer staples	4.2%
Energy	2.3%
Real estate	2.0%
Industrials	1.8%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

C000153996 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class R6
Trading Symbol	JSGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R6/JSGTX)	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
U.S. Growth Fund (Class R6/JSGTX) returned 6.04% for the year ended March 31, 2025. U.S. equities rose during the 12-month period, driven by high-growth, high-momentum artificial intelligence and technology stocks. Early in 2025, positive investor sentiment about domestic equities after the U.S. election reversed, reflecting concerns about the potential imposition of high tariffs, rising geopolitical tension, the potential for higher inflation, and reduced optimism about the prospects for stocks with business tied to AI.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The information technology sector, a contributor to the fund’s absolute performance, was led by consumer electronics company Apple, Inc. and AI-chip developer NVIDIA Corp.
Communication services | In the communication services sector, which added to the fund’s absolute return, video-streaming service Netflix, Inc. was a standout, as the company added record new subscribers.
Financials | Within the financials sector, the fund’s top contributor on an absolute basis was Tradeweb Markets, Inc., a financial technology company.
TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, a clinical research organization, and managed-care company Molina Healthcare, Inc. meaningfully detracted in absolute terms.
Industrials | The industrials sector hampered results on an absolute basis, most notably due to the fund’s position in Builders FirstSource, Inc., a manufacturer and supplier of building materials.
Microsoft Corp. | Exposure to Microsoft Corp. weighed on the fund’s absolute performance, as the software maker’s shares fell sharply in late January on disappointing revenue.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
U.S. Growth Fund (Class R6/JSGTX)	6.04%	18.37%	13.83%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,541,865,659
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 8,424,334
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,541,865,659
Total number of portfolio holdings	41
Total advisory fees paid (net)	$8,424,334
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%

Sector Composition
Information technology	38.3%
Communication services	14.6%
Consumer discretionary	14.5%
Financials	11.6%
Health care	8.9%
Consumer staples	4.2%
Energy	2.3%
Real estate	2.0%
Industrials	1.8%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	9.3%
Apple, Inc.	8.3%
Amazon.com, Inc.	8.1%
Alphabet, Inc., Class A	6.2%
Mastercard, Inc., Class A	3.7%
Broadcom, Inc.	3.7%
Eli Lilly & Company	3.6%
Meta Platforms, Inc., Class A	3.6%
Netflix, Inc.	2.5%